Supplemental Financial Information - Financial Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Interest income	$ 4	$ 5	$ 2
Interest expense	(270)	(312)	(320)
Total interest expense, net	(266)	(307)	(318)
Net gain (loss) on extinguishment of debt	(161)	(32)	57
Sale of securities and other financial assets			8
Foreign exchange rate results	28	128	(331)
Miscellaneous financing costs/income, net	(38)	(46)	(44)
Total other financial income and expense	(171)	50	(310)
Total	$ (437)	$ (257)	$ (628)